CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (35,406)	$ (28,119)	$ (4,262)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,523	1,205	956
Share-based compensation	15,025	10,927	3,181
Amortization of premium on marketable securities	95
Exchange rate differences on cash, cash equivalents and restricted cash	(1,146)	(712)	380
Other		28	(67)
Change in operating assets and liability items:
Accounts receivable, net	(452)	(1,506)	(3,224)
Prepaid expenses and other current assets	(2,640)	928	(3,895)
Deferred costs	(665)	(648)	(1,352)
Deferred taxes and other non-current assets	375	(1,994)	(149)
Trade payables	(247)	1,027	2,456
Employee and payroll accrued expenses	3,275	4,191	729
Other accounts payable and non-current liabilities	(416)	(1,923)	2,367
Net change in operating lease accounts	1,048	2,876
Deferred revenues	2,192	4,099	7,507
Net cash provided by (used in) operating activities	(17,439)	(9,621)	4,627
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(2,070)	(2,548)	(1,690)
Investment in marketable securities	(44,381)
Proceeds from maturities of marketable securities	2,069
Other investing activities		(173)	55
Net cash used in investing activities	(44,382)	(2,721)	(1,635)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts		115,292
Payments of offering costs related to initial public offering		(2,645)	(130)
Proceeds from exercise of stock options	1,376	2,081	163
Changes in withholding tax related to employee stock plans	(713)	1,255
Payment of long-term loan		(222)	(667)
Net cash provided by (used in) financing activities	663	115,761	(634)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,146	712	(380)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(60,012)	104,131	1,978
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	121,729	17,598	15,620
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	61,717	121,729	17,598
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	2,419	1,578	1,027
Cash paid for interest		4	95
Property and equipment purchased but not yet paid	49	271	315
Unpaid offering costs		52	600
Operating lease liabilities arising from obtaining operating right of use assets		10,063
Conversion of redeemable convertible preferred shares		26,699
Exercise of share options	$ 85	$ 228